Pensions - Portfolio weighting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Estimated company contributions to be made to Equinor Pension in 2023	$ 108
Equity securities [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	32.90%	34.10%
Equity securities [member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	29.00%
Equity securities [member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	38.00%
Equity securities [member] | Level 1 [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	44.00%	61.00%
Equity securities [member] | Level 2 [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	54.00%	37.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	53.10%	50.20%
Bonds [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	46.00%
Bonds [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	59.00%
Bonds [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	3.00%	3.00%
Bonds [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	97.00%	97.00%
Money market instruments [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	7.40%	9.10%
Money market instruments [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	0.00%
Money market instruments [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	14.00%
Money market instruments [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	100.00%	100.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	6.60%	6.60%
Real estate [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%